Note 9 - Other Comprehensive (Loss) Income	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]

NOTE 9 – OTHER COMPREHENSIVE (LOSS) INCOME

The following tables present the reclassification disclosure for the three and six months ended June 30, 2015 and 2014:

Three months ended:	6/30/2015	6/30/2014
	( In thousands)
Net change in unrealized holding gains (losses) on available-for-sale securities	$(857)	$1,080
Reclassification adjustment for realized gains in net income (1)	(26)	(103)
Other comprehensive (loss) income before income tax effect	(883)	977
Income tax benefit (expense)	299	(332)
Other comprehensive (loss) income, net of tax	$(584)	$645

Six months ended :	6/30/2015	6/30/2014
	(In thousands)
Net unrealized holding gains (losses) on available-for-sale securities	$(289)	$2,234
Reclassification adjustment for realized gains in net income (1)	(69)	(103)
Other comprehensive (loss) income before income tax effect	(358)	2,131
Income tax benefit (expense)	122	(725)
Other comprehensive (loss) income, net of tax	$(236)	$1,406

(1) Reclassification adjustments are comprised of realized security gains and losses. The gains and losses have been reclassified out of accumulated other comprehensive (loss) income and have affected certain lines in the consolidated statements of income as follows: the pre-tax amount is included in gain on sales of available-for-sale securities, net, the tax expense amount is included in income tax provision (benefit) and the after tax amount is included in net income.

NOTE 15 - OTHER COMPREHENSIVE INCOME (LOSS)

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities are reported as a separate component of the stockholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income (loss).

The components of other comprehensive income (loss), included in stockholders’ equity, are as follows during the years ended December 31:

	2014	2013
	(In Thousands)
Net unrealized holding gain (loss) on available-for-sale securities	$2,684	$(4,108)
Reclassification adjustment for realized gains in net income (1)	(142)	(109)
Other comprehensive income (loss) before income tax effect	2,542	(4,217)
Income tax (expense) benefit	(865)	1,434
Other comprehensive income (loss), net of tax	$1,677	$(2,783)

(1) Reclassification adjustments include realized securities gains and losses and writedowns of securities. The gains and losses have been reclassified out of other comprehensive income (loss) and affect certain captions in the consolidated statements of income as follows; the pre-tax amount is reflected in writedowns and gain on sales of investments; the tax effect is included in income tax (benefit) expense; and the after tax amount is included in net income.

Accumulated other comprehensive income (loss) as of December 31, 2014 and 2013 consists of net unrealized holding gains (losses) on available-for-sale securities, net of taxes.